Fair Value of Financial Instruments and Risk Management - Changes in Fair Value (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair value of assets - beginning	$ 2	$ 22
Additions	5	2
Unrealized loss on Foreign-Exchange Contract included in financing charges (Note 4)	0	(22)
Fair value of assets - ending	$ 7	$ 2